CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	₽ 8,266	₽ 6,033	₽ 3,972
Operating expenses:
Marketing expenses	(2,360)	(2,253)	(1,697)
Employee-related expenses	(3,759)	(5,062)	(2,208)
IT expenses	(549)	(527)	(264)
Depreciation and amortization	(269)	(279)	(200)
Other operating expenses	(584)	(726)	(180)
Total operating expenses	(7,521)	(8,847)	(4,549)
Operating profit/ (loss)	745	(2,814)	(577)
Finance costs	(23)	(61)	(72)
Finance income	108	19	11
Foreign currency exchange gain / (loss), net	(108)	53	(1)
Other income	45	6
Profit/ (loss) before income tax	767	(2,797)	(639)
Income tax (expense) / benefit	(287)	(60)	12
Profit/ (loss) for the year	480	(2,857)	(627)
Total comprehensive income/ (loss) for the year	₽ 480	₽ (2,857)	₽ (627)
Profit/ (loss) per share, in RUB
Basic profit/ (loss) per share attributable to ordinary equity holders of the parent	₽ 6.86	₽ (43.89)	₽ (10.55)
Diluted profit/ (loss) per share attributable to ordinary equity holders of the parent	₽ 6.72	₽ (43.89)	₽ (10.55)
Basic weighted average number of ordinary shares	69,920,715	65,092,557	59,433,100
Diluted weighted average number of ordinary shares	71,448,605	65,092,557	59,433,100